SEGALL BRYANT & HAMILL TRUST

Segall Bryant & Hamill Small Cap Value Fund,

Segall Bryant & Hamill Small Cap Growth Fund,

Segall Bryant & Hamill Small Cap Core Fund,

Segall Bryant & Hamill All Cap Fund,

Segall Bryant & Hamill Emerging Markets Fund,

Segall Bryant & Hamill International Small Cap Fund,

Segall Bryant & Hamill Fundamental International Small Cap Fund,

Segall Bryant & Hamill Global All Cap Fund,

Segall Bryant & Hamill Workplace Equality Fund,

Segall Bryant & Hamill Short Term Plus Fund,

Segall Bryant & Hamill Plus Bond Fund,

Segall Bryant & Hamill Quality High Yield Fund,

Segall Bryant & Hamill Municipal Opportunities Fund, and

Segall Bryant & Hamill Colorado Tax Free Fund

(the “Funds”)

Supplement dated January 26, 2021 to the

Summary Prospectus, Prospectus, and Statement of Additional Information (“SAI”),

each dated May 1, 2020, each as supplemented

This supplement provides new and additional information beyond that contained in the Prospectus and SAI and should be read in conjunction with the Prospectus and SAI.

Segall Bryant & Hamill, LLC (“SBH”), the investment adviser to each Fund, entered into a Membership Interest Purchase Agreement dated January 25, 2021 with CI US Holdings Inc. (the “Purchaser”), CI Financial Corp., the Sellers (as defined therein) and 9421 LLC, pursuant to which the Purchaser will purchase from the Sellers, directly and indirectly, 100% of the membership interests of SBH (the “Transaction”). The Transaction is currently expected to close during the second quarter of 2021 (the “Transaction Date”).

The Transaction could be deemed to result in a change of control of SBH under the Investment Company Act of 1940, as amended (the “1940 Act”), and consequently, in the assignment and automatic termination, pursuant to the 1940 Act, of the current investment advisory agreement between the Trust, on behalf of each Fund, and SBH.

The Board of Trustees met on January 26, 2021 to commence its review of the Transaction and will be considering SBH’s request to enter into (i) an interim advisory agreement between the Trust, on behalf of each Fund, and SBH and (ii) a new investment advisory agreement between the Trust, on behalf of each Fund, and SBH, subject to shareholder approval.

The foregoing is not a solicitation of any proxy.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE